Parent Company Only Statements (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income	$ 6,853	$ 5,385
Adjustments to reconcile net income to net cash provided by operating activities
Deferred tax expense/(benefit)	152	318
Stock based compensation expense	16	33
Change in other assets	1,559	1,274
Total adjustments	1,675	9,435
Net cash - operating activities	8,528	14,820
Cash flows from investing activities	(36,299)	(7,821)
Cash flows from financing activities:
Dividends paid	(1,928)	(1,699)
Treasury stock purchased	(78)	0
Proceeds from sale of treasury stock	141	124
Net cash - financing activities	35,155	8,430
Net change in cash	7,384	15,429
Cash and cash equivalents at beginning of period	26,367	10,938
Cash and cash equivalents at end of period	33,751	26,367
Parent Company [Member]
Cash flows from operating activities:
Net income	6,853	5,385
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed net income of Peoples Bank	(5,071)	(4,139)
Deferred tax expense/(benefit)	152	318
Stock based compensation expense	16	33
Change in other assets	(392)	(23)
Change in other liabilities	(883)	99
Total adjustments	(6,178)	(3,712)
Net cash - operating activities	675	1,673
Cash flows from investing activities	0	0
Cash flows from financing activities:
Dividends paid	(1,928)	(1,699)
Treasury stock purchased	(78)	0
Proceeds from sale of treasury stock	141	124
Net cash - financing activities	(1,865)	(1,575)
Net change in cash	(1,190)	98
Cash and cash equivalents at beginning of period	1,191	1,093
Cash and cash equivalents at end of period	$ 1	$ 1,191